Schedule of Notes Payable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Total notes payable		$ 25,013	$ 710,768
Less: notes payable - current portion	$ 25,013	25,013	538,731
Notes payable, noncurrent			172,037
Tractor Loan [Member]
Short-term Debt [Line Items]
Total notes payable		$ 25,013	49,156
PPP Loan [Member]
Short-term Debt [Line Items]
Total notes payable			$ 661,612